Note 6 - Term Loans Payable	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
6.	TERM LOANS PAYABLE

	September 30, 2024	March 31, 2024
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2025, secured, with 11.35% interest per annum	1,155,366	1,133,520

Total payable	$1,160,366	$1,138,520
Short-term portion	1,160,366	1,138,520
Long-term portion	$-	$-

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (collectively, the “Loan”), included in short-term loans payable, with Jason Barnard, CEO, and Christina Barnard, COO, of the Company. The Loan accrues interest at a rate of 11.35% (amended on May 1, 2023, from 8.35%), payable monthly, and matures on May 10, 2025 (amended on May 1, 2023, from May 10, 2023, to May 10, 2024, and then further amended on April 26, 2024, from May 10, 2024 to May 10, 2025). The lenders agreed to further revise the loan on October 4, 2024 through to October 3, 2025, to exclude the newly optioned Denison properties and reduced the interest rate of 9% per annum. The Company incurred and paid an aggregate of $65,186 in interest on the Loan during the six months period ended September 30, 2024 (2023 - $ 72,074).